Net debt	6 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Net debt
11. Net debt

Net debt is comprised as follows:

	30 September 2025	31 March 2025
	£m	£m
Cash and cash equivalents	887	1,178
Current financial investments	3,172	5,753
Borrowings and bank overdrafts	(45,914)	(47,539)
Financing derivatives[1]	6	(763)
Net debt (net of related derivative financial instruments)	(41,849)	(41,371)
1.Includes £3 million liability (31 March 2025: £45 million liability) in relation to the hedging of capital expenditure. The cash flows related to these derivatives are included within investing activities in the consolidated cash flow statement which gives alignment with the presentation of the hedged item. The financing derivatives balance included in net debt exclude the commodity derivatives.

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2025			31 March 2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	851	(845)	6	375	(1,138)	(763)
Commodity contract derivatives	125	(68)	57	107	(64)	43
Total derivative financial instruments	976	(913)	63	482	(1,202)	(720)